Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	COMMITMENT AND CONTINGENCIES
Commitment
The Group does not have any significant commitments other than operating leases as of December 31, 2020.
Litigation
The Group and certain of its current and former officers have been named as defendants in a putative securities class action filed on November 30, 2018 in the U.S. District Court for the Southern District of New York: Marcu v. Cheetah Mobile Inc., et al., Case No.
1:18-cv-11184.
The action was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in our ADRs between April 21, 2015 and November 27, 2018. The action alleges that the Group made false or misleading statements regarding it business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. On July 16, 2020, the Court dismissed the case in its entirety and declined to grant plaintiffs leave to amend. The case is closed.
The Group and certain of its current and former officers have also been named as defendants in two putative securities class actions captioned Azure Funds LLC v. Cheetah Mobile, Inc. et al., (Case No.
2:20-cv-05696)
and Ning Wang v. Cheetah Mobile, Inc. et al., (Case No.
2:20-cv-06896)
filed on June 25, 2020 and July 31, 2020 respectively in the U.S. District Court for the Central District of California. On August 24, 2020, the Court consolidated the two cases under the caption In Re: Cheetah Mobile, Inc. Securities Litigation (Case No.
2:20-cv-05696).
On January 12, 2021, the court entered an order appointing lead plaintiffs in this action. On March 15, 2021, an amended complaint was filed. According to the amended complaint, the action is purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the Company’s ADRs between April 26, 2017 and March 24, 2020. The action alleges that the Company made false or misleading statements regarding the Company’s business and operations in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder. The action remains at its preliminary stages. Such lawsuit could divert a significant amount of the Group management’s attention and other resources from the Group’s business and operations, which could harm the results of operations and require the Group to incur significant expenses to defend the lawsuit. Any such lawsuit, whether or not successful, could harm the Group’s reputation and restrict the Group’s ability to raise capital in the future. In addition, if a claim is successfully made against the Group, the Group may be required to pay significant damages, which could have a material adverse effect on the Group’s financial condition and results
of
operations.
The Staff of the Division of Enforcement of the SEC is conducting an investigation relating to the Company’s disclosures for fiscal year 2015 regarding its relationship with one of its advertising business partners. The SEC investigation also relates to Rule 10b5-1 trading plans entered into by certain current and former officers and directors of the Company and sales of the Company’s ADS under those plans in 2015 and 2016. The Company and its current and former officers and directors have been fully cooperating with the SEC. The exact duration and outcome of the SEC matter cannot be predicted at this time. A settlement or litigation with the SEC could include allegations by the SEC of violations of the U.S. securities laws against the Company and/or the current and former officers and directors of the Company involved, seeking various remedies, including penalties, fines, injunctive relief, a cease and desist order, officer and director bars, and other limitations or sanctions under the U.S. securities laws. Nevertheless, we believe that any such
action will relate only to conduct that occurred nearly five years ago. In light of the pending investigation, we have recorded a contingent liability provision in the amount of US$
1.5
 million as of December
31
,
2020
and the estimated potential exposure might be between US$
1.5
 million and US$
4.0
 million. The Company is unable to ascertain the ultimate aggregate amount
of monetary liability or financial impact, if any, of any litigation or the SEC investigation. The findings and outcome of the SEC investigation may adversely affect the course of any litigation. The possible outcome or resolution of the SEC investigation or any litigation could require the Company to make substantial payments.
Except for the class actions and investigation metioned above, the Group is involved in several other proceedings as of December 31, 2020 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.